STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Staking revenue, net of fees	$ 0
Operating expenses:
General and administrative expenses	139,635
Other income (expense):
Net loss	$ (139,635)
Weighted average number of Class A member units, basic (in shares)	1,000
Weighted average number of Class A member units, diluted (in shares)	1,000
Basic net income per common stock	$ (139.64)
Diluted net income per common stock	$ (139.64)
Avalanche Treasury Company LLC
Staking revenue, net of fees	$ 2,057,074	$ 1,434,669
Operating expenses:
General and administrative expenses	1,942,410	1,205,832
Change in fair value of digital assets	46,192,584	96,338,351
Realized loss on digital assets	477,431	2,142,985
Impairment of digital assets	5,059,757	13,566,758
Loss from operations	(51,615,108)	(111,819,257)
Other income (expense):
Change in fair value of token sale liability	24,807,903	52,150,216
Other income	21,059	75,157
Interest expense		(1,666)
Total other income, net	24,834,866	52,223,707
Net loss	$ (26,780,242)	$ (59,595,550)
Weighted average number of Class A member units, basic (in shares)	27,368,672	16,805,272
Weighted average number of Class A member units, diluted (in shares)	27,368,672	16,805,272
Basic net income per common stock	$ (0.98)	$ (3.55)
Diluted net income per common stock	$ (0.98)	$ (3.55)